Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Accrued liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Voyage And Vessel Accrued Liabilities Current	$ 122,999	$ 121,937
Interest Payable, Current	28,510	29,371
Employee-related Liabilities, Current	42,450	33,494
Other Accrued Liabilities	6,425	6,487
Contract with Customer, Liability, Current	36,522	36,242
Liabilities of Business Transferred under Contractual Arrangement, Current	0	5,933
Derivative Liability, Current	37,702	39,263
Current portion of operating lease liabilities	28,731	61,431
Due to Affiliate, Current	29,631	18,647
Asset Retirement Obligation, Current	38,000	0
Accrued liabilities and other	344,253	295,001
Office Building [Member]
Current portion of operating lease liabilities	$ 2,014	$ 3,627